Investments (Schedule Of Amortized Cost And Fair Values Of Fixed Maturity Investments, By Contractual Maturity) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Amortized Cost, Due in one year or less	$ 257.1
Amortized Cost, Due after one year through five years	1,264.6
Amortized Cost, Due after five years through ten years	708.8
Amortized Cost, Thereafter	167.4
Amortized Cost, Structured securities	697.5
Amortized Cost, Total	3,095.4
Fair Value, Due in one year or less	258.2
Fair Value, Due after one year through five years	1,295.3
Fair Value, Due after five years through ten years	753.1
Fair Value, Thereafter	177.0
Fair Value, Structured securities	731.9
Fair Value, Total	$ 3,215.5